Consolidated Balance Sheets (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets (Note 2):
Cash and cash equivalents (Notes 4 and 7)	¥ 1,435,158	¥ 911,062
Short-term investments (Note 7)	167,175	382,227
Notes and accounts receivable, trade (Note 3)	2,072,011	1,948,467
Allowance for doubtful accounts (Note 21)	(45,907)	(41,092)
Accounts receivable, other	265,668	210,262
Inventories (Note 5)	314,983	278,869
Prepaid expenses and other current assets (Note 20)	316,328	298,111
Deferred income taxes (Note 11)	244,881	257,793
Total current assets	4,770,297	4,245,699
Property, plant and equipment (Notes 2 and 16):
Telecommunications equipment	14,606,718	14,708,053
Telecommunications service lines	14,527,349	14,285,962
Buildings and structures	5,855,282	5,789,511
Machinery, vessels and tools	1,806,355	1,790,366
Land	1,133,675	1,122,797
Construction in progress	312,480	269,149
Property, Plant and Equipment, Gross, Total	38,241,859	37,965,838
Accumulated depreciation	(28,341,219)	(27,908,292)
Net property, plant and equipment	9,900,640	10,057,546
Investments and other assets (Note 2):
Investments in affiliated companies (Note 6)	581,073	634,950
Marketable securities and other investments (Note 7)	276,178	301,270
Goodwill (Notes 8 and 23)	747,526	499,830
Software (Note 8)	1,330,085	1,316,021
Other intangibles (Note 8 and 23)	287,400	137,920
Other assets (Notes 10 and 20)	885,444	916,884
Deferred income taxes (Note 11)	886,953	828,935
Total investments and other assets	4,994,659	4,635,810
Total assets	19,665,596	18,939,055
Current liabilities (Note 2):
Short-term borrowings (Note 9)	341,567	310,597
Current portion of long-term debt (Notes 9 and 20)	698,476	781,323
Accounts payable, trade (Note 3)	1,379,279	1,301,944
Accrued payroll	475,226	442,295
Accrued interest	12,189	11,309
Accrued taxes on income	208,363	258,178
Accrued consumption tax	37,835	33,433
Advances received	206,572	152,619
Deposit received	81,997	85,377
Other (Notes 11, 16 and 20)	247,568	211,235
Total current liabilities	3,689,072	3,588,310
Long-term liabilities (Note 2):
Long-term debt (Notes 9 and 20)	3,494,198	3,376,669
Obligations under capital leases (Note 16)	34,818	41,032
Liability for employees' retirement benefits (Note 10)	1,535,964	1,447,781
Other (Notes 11 and 20)	830,612	714,384
Total long-term liabilities	5,895,592	5,579,866
Nippon Telegraph and Telephone Corporation ("NTT") shareholders' equity
Common stock, no par value-Authorized-6,192,920,900 shares in 2010 and 2011 Issued-1,574,120,900 shares in 2010 and 1,448,659,067 shares in 2011	937,950	937,950
Additional paid-in capital (Note 18)	2,834,029	2,838,927
Retained earnings (Notes 6 and 13)	5,155,596	5,406,726
Accumulated other comprehensive income (loss) (Notes 7, 10, 13 and 20)	(303,708)	(189,606)
Treasury stock, at cost (Note 13)-250,923,665 shares in 2010 and 125,524,000 shares in 2011	(603,133)	(1,205,844)
Total NTT shareholders' equity	8,020,734	7,788,153
Noncontrolling interests	2,060,198	1,982,726
Total equity	10,080,932	9,770,879
Commitments and contingent liabilities (Note 22)
Total liabilities and equity	¥ 19,665,596	¥ 18,939,055